UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):     [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     WCG Management, L.P.
Address:  225 Liberty Street, 7th Floor
          New York, NY 10281

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Ken Ulbricht
           ---
Title:     Managing Director, Chief Operating Officer
Phone:     (212)895-3011

Signature,  Place,  and  Date  of  Signing:

Ken Ulbricht     New York, NY     10/26/2011

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                             Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                0
Form 13F Information Table Entry Total:           1
Form 13F Information Table Value Total:          $461,704
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                               FORM 13F INFORMATION TABLE

                                                           VALUE    SHARES/ 	 SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT 	 PRN CALL DSCRETN MANAGERS  SOLE  SHARED  NONE
------------------------------ ---------------- --------- --------  ---------  --- ---- ------- -------- 	------ ------ ----
APPLIED MATERIALS INC(NAS)		COM	038222105	24828440.18	2391988  SH	Sole	N/A	Sole
PFIZER INC				COM	717081103	27236751.86	1537427  SH	Sole	N/A	Sole
INTEL CORP				COM	458140100	28477432.62	1330028  SH	Sole	N/A	Sole
TEXAS INSTRUMENTS INC			COM	882508104	27102879.10	1014450  SH	Sole	N/A	Sole
HEWLETT-PACKARD CO[NYS]			COM	428236103	20550608.41	910844  SH	Sole	N/A	Sole
3M CO					COM	88579Y101	48468252.57	672216  SH	Sole	N/A	Sole
DANAHER CORP [NYS]			COM	235851102	26200534.20	622454  SH	Sole	N/A	Sole
EMERSON ELECTRIC CO			COM	291011104	24770978.10	597262  SH	Sole	N/A	Sole
DOVER CORP				COM	260003108	21354435.32	458859  SH	Sole	N/A	Sole
PROCTER & GAMBLE CO			COM	742718109	28439443.92	448473  SH	Sole	N/A	Sole
DIAMOND OFFSHORE DRILLING		COM	25271C102	24554838.05	446373  SH	Sole	N/A	Sole
JOHNSON & JOHNSON			COM	478160104	27679386.57	433955  SH	Sole	N/A	Sole
WHIRLPOOL CORP				COM	963320106	21624880.89	432203  SH	Sole	N/A	Sole
UNITED TECHNOLOGIES CORP		COM	913017109	26710648.94	379037  SH	Sole	N/A	Sole
COLGATE-PALMOLIVE CO			COM	194162103	28432904.12	320141  SH	Sole	N/A	Sole
CHEVRON CORP				COM	166764100	26588708.63	286666  SH	Sole	N/A	Sole
INTL BUSINESS MACHINES CORP(NYS)	COM	459200101	28683296.30	163444  SH	Sole	N/A	Sole
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